CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
CAPITAL STRUCTURE
13.	CAPITAL STRUCTURE
During July and August 2020, Studio City International
,
respectively
,
announced and completed a series of private offers (the “2020 Private Placements”) of 72,185,488 Class A ordinary shares and 14,087,299 ADSs (representing 56,349,196 Class A ordinary shares) to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $500,000 and offering expenses of $1,052. The 2020 Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding decrease in the Company’s additional paid-in
capital.
During February and March 2022, Studio City International
,
respectively
,
announced and completed a series of private offers (the “2022 Private Placements”) of 400,000,000 Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $300,000 and offering expenses of $841. The 2022 Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding increase in the Company’s additional paid-in
capital.
As of December 31, 2022 and 2021, Studio City International’s authorized share capital was 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each
. As of

December 31, 2022,
770,352,700
Class A ordinary shares and
72,511,760
Class
B ordinary shares were issued and outstanding and as of December 31, 2021, 370,352,700 Class A ordinary shares and 72,511,760 Class B ordinary shares were issued and outstanding.